UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22989

ALTMFX TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

Christopher J. Koons, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

NP STRATEGIC MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

	Security
Principal	Description	Rate	Maturity	Value
Municipal Bonds - 82.4%
California - 3.3%
$100,000	State of California, California General Obligation Bond	1.00%	05/01/16	$100,478
Florida - 19.3%
100,000	County of Orange FL Tourist Development Tax Revenue, Florida Revenue Bond	5.00	10/01/15	100,014
500,000	Tampa Bay FL Water, Florida Revenue Bond	5.00	10/01/15	500,070
				600,084
Kansas - 4.8%
150,000	City of Wichita KS, Kansas Water & Sewer Utility Revenue Bond, Series A	5.00	10/01/15	150,021
Maryland - 3.3%
100,000	Maryland State Transportation Authority, Maryland Revenue Bond	4.00	03/01/16	101,611
Minnesota - 16.1%
500,000	Metropolitan Council, Minnesota General Obligation Bond	1.00	03/01/16	500,380
New York - 3.3%
100,000	City of New York NY, New York General Obligation Bond, Series B	4.00	08/01/16	103,148
North Carolina - 7.5%
125,000	City of Charlotte NC, North Carolina General Obligation Bond	4.00	12/01/16	130,366
100,000	County of Guilford NC, North Carolina General Obligation Bond, Series C	4.00	04/01/16	101,932
				232,298
Oklahoma - 4.8%
150,000	Oklahoma Water Resources Board, Oklahoma Revenue Bond, Series A	2.50	10/01/15	150,011
South Carolina - 3.3%
100,000	County of Charleston SC, South Carolina General Obligation Bond	5.00	11/01/21	100,421
Texas - 8.3%
125,000	City of Austin TX, General Obligation Bond	5.00	09/01/16	130,480
125,000	Texas Transportation Commission State Highway Fund, Texas Revenue Bond	5.00	04/01/20	128,026
				258,506
Washington - 8.4%
150,000	City of Seattle WA, General Obligation Bond, Series B	5.00	08/01/16	156,009
100,000	University of Washington, Washington Revenue Bond, Series C	5.00	12/01/16	105,484
				261,493
Total Municipal Bonds
(Cost $2,557,629)				2,558,451
Total Investments - 82.4%
(Cost $2,557,629)*				$2,558,451
Other Assets & Liabilities, Net – 17.6%				545,944
Net Assets – 100.0%				$3,104,395

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$844
Gross Unrealized Depreciation	(22)
Net Unrealized Appreciation	$822

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	2,558,451
Level 3 - Significant Unobservable Inputs	-
Total	$2,558,451

The Level 2 value displayed in this table is Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CASTLERIGG EVENT DRIVEN AND ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

	Security
Shares	Description			Value
Long Positions - 65.8%
Common Stock - 65.5%
United States - 59.2%
Communications - 9.9%
6,400	Cablevision Systems Corp., Class A			$207,808
82,900	Viavi Solutions, Inc. (a)			445,173
54,186	Windstream Holdings, Inc.			332,702
				985,683
Consumer, Cyclical - 10.1%
13,550	Bob Evans Farms, Inc.			587,392
16,092	Ethan Allen Interiors, Inc.			424,990
				1,012,382
Consumer, Non-cyclical - 11.0%
11,200	Akorn, Inc. (a)			319,256
21,150	Brookdale Senior Living, Inc. (a)			485,604
1,670	Humana, Inc.			298,930
				1,103,790
Energy - 1.5%
14,300	Vivint Solar, Inc. (a)			149,864
Financials - 5.1%
14,900	Ally Financial, Inc. (a)			303,662
2,700	HCC Insurance Holdings, Inc.			209,169
				512,831
Government - 4.6%
5,253	City National Corp.			462,579
Materials - 3.1%
4,230	Cytec Industries, Inc.			312,386
Technology - 9.7%
4,700	Altera Corp.			235,376
4,050	Broadcom Corp., Class A			208,292
2,028	Integrated Silicon Solution, Inc.			43,582
4,240	QUALCOMM, Inc. (b)			227,815
4,710	Solera Holdings, Inc.			254,340
				969,405
Utilities - 4.2%
6,800	AGL Resources, Inc.			415,072
Canada - 2.9%
Consumer, Cyclical - 2.9%
17,200	Hudson's Bay Co.			291,027
United Kingdom - 1.9%
Consumer, Non-cyclical - 1.9%
14,260	Travelport Worldwide, Ltd.			188,517
Ireland - 1.5%
Financials - 1.5%
5,147	Avolon Holdings, Ltd. (a)			156,675
Total Common Stock - 65.5%
(Cost $8,014,954)*				6,560,211

Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.3%
Call Options Purchased - 0.1%
476	Viavi Solutions, Inc.	$7.00	01/16	$6,664
Total Call Options Purchased
(Cost $12,886)				6,664
Put Options Purchased - 0.2%
21	QUALCOMM, Inc.	62.50	01/16	20,632
Total Put Options Purchased
(Cost $7,309)				20,632
Total Purchased Options - 0.3%
(Cost $20,195)*				27,296
Total Long Positions – 65.8%
(Cost $8,035,149)				$6,587,507
Total Short Positions - (10.6)%
(Proceeds $(1,147,262))*				(1,064,490)
Total Written Options - (0.1)%
(Premiums Received $(2,393))*				(8,820)
Other Assets & Liabilities, Net – 44.9%				4,491,409
Net Assets – 100.0%				$10,005,606

CASTLERIGG EVENT DRIVEN AND ARBITRAGE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
SEPTEMBER 30, 2015

	Security
Shares	Description	Value
Short Positions - (10.6)%
Common Stock - (4.6)%
Canada - (2.2)%
Financials - (2.2)%
(3,934)	Royal Bank of Canada	$(217,353)
Singapore - (0.9)%
Technology - (0.9)%
(709)	Avago Technologies, Ltd.	(88,632)
United States - (1.5)%
Consumer, Non-cyclical - (1.5)%
(1,399)	Aetna, Inc.	(153,065)
Total Common Stock - (4.6)%
(Cost $(502,510))		(459,050)
Investment Companies - (6.0)%
United States - (6.0)%
Investment Companies - (6.0)%
(1,990)	Powershares QQQ Trust	(202,503)
(1,440)	SPDR S&P 500 ETF Trust	(275,947)
(2,040)	SPDR S&P Biotech ETF	(126,990)
		(605,440)
Total Investment Companies - (5.8)%
(Cost $(644,752))		(605,440)
Total Short Positions - (10.6)%
(Cost $(1,147,262))		$(1,064,490)

CASTLERIGG EVENT DRIVEN AND ARBITRAGE FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
SEPTEMBER 30, 2015

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.1)%
Put Options Written - (0.1)%
(21)	QUALCOMM, Inc.	$55.00	01/16	$(8,820)
Total Put Options Written
(Premiums Received $(2,393))				(8,820)
Total Written Options - (0.1)%
(Premiums Received $(2,393))				$(8,820)

CASTLERIGG EVENT DRIVEN AND ARBITRAGE FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited)
SEPTEMBER 30, 2015

ETF	Exchange Traded Fund
(a)	Non-income producing security.
(b)           Subject to put option written by the Fund.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$107,676
Gross Unrealized Depreciation	(1,478,973)
Net Unrealized Depreciation	$(1,371,297)

At September 30, 2015, the Fund held the following total return swap agreements:

Counterparty	Reference Entity / Obligation	Pay/ Receive (1)	Average Spread	Maturity Date	Currency	Notional Amount in Local Currency	Net Unrealized Appreciation (Depreciation)
Citigroup	Accor SA	Receive	EUR LIBOR 1M 40BPS	06/10/16	EUR	$(381,422)	$(35,255)
	Alent PLC	Receive	GBP LIBOR 1M 50BPS	04/11/16	GBP	(313,891)	(3,112)
	Amlin PLC	Receive	GBP LIBOR 1M 55BPS	04/11/16	GBP	(204,470)	56
	Bwin.Party Digital Entertainment PLC	Receive	GBP LIBOR 1M 55BPS	04/11/16	GBP	(242,959)	2,001
	Citi Custom Basket	Pay	USD LIBOR 1M -40BPS	10/03/16	USD	201,630	(910)
	Delhaize Group	Receive	EUR LIBOR 1M 40BPS	06/10/16	EUR	(401,878)	5,774
	Equinix Inc	Pay	GBP LIBOR 1M -35BPS	08/24/16	GBP	120,626	1,306
	HellermannTyton Group PLC	Receive	GBP LIBOR 1M 65BPS	04/11/16	GBP	(290,140)	(2,852)
	Koninklijke Ahold N.V.	Pay	EUR LIBOR 1M -40BPS	06/10/16	EUR	458,113	(286)
	OM Group, Inc.	Receive	USD LIBOR 1M 35BPS	04/19/16	USD	(114,879)	(6,404)
	Optimal Payments PLC	Receive	GBP LIBOR 1M 40BPS	04/11/16	GBP	(167,245)	32,152
	SunEdison, Inc.	Receive	USD LIBOR 1M 35BPS	04/19/16	USD	(525,235)	(385,199)
	TECO Energy, Inc.	Receive	USD LIBOR 1M 35BPS	04/19/16	USD	(266,387)	(2,805)
	Telecity Group PLC	Receive	GBP LIBOR 1M 40BPS	04/11/16	GBP	(222,549)	(3,572)

							$(399,106)
AFA
(1) Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes  payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of September 30, 2015.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$985,683	$-	$-	$985,683
Consumer, Cyclical	1,303,409	-	-	1,303,409
Consumer, Non-cyclical	1,292,307	-	-	1,292,307
Energy	149,864	-	-	149,864
Financials	669,506	-	-	669,506
Government	462,579	-	-	462,579
Materials	312,386	-	-	312,386
Technology	969,405	-	-	969,405
Utilities	415,072	-	-	415,072
Purchased Options	-	27,296	-	27,296

Total Investments At Value	$6,560,211	$27,296	$-	$6,587,507

Other Financial Instruments
Over the Counter Total Return Swaps	-	46,079	-	46,079

Total Assets	$6,560,211	$73,375	$-	$6,633,586

Liabilities

Securities Sold Short

Common Stock	$(459,050)	$-	$-	$(459,050)
Investment Companies	(605,440)	-	-	(605,440)
Total Securities Sold Short	$(1,064,490)	$-	$-	$(1,064,490)
Other Financial Instruments**

Written Options	(8,820)	-	-	(8,820)
Over the Counter Total Return Swaps	-	(445,185)	-	(445,185)

Total Other Financial Instruments**	$(8,820)	$(445,185)	$-	$(454,005)
Total Liabilities	$(1,073,310)	$(445,185)	$-	$(1,518,495)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as total return swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ATLMFX  TRUST

By:	/s/ Christopher J. Koons
Christopher J. Koons, Principal Executive Officer

Date:	11/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Koons
Christopher J. Koons, Principal Executive Officer

Date:	11/16/15

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	11/16/15